Note - Securities Available for Sale - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due one year or less, amortized cost	$ 71,923
Due one year or less, fair value	72,677
Due after one year through five years, amortized cost	64,016
Due after one year through five years, fair value	64,951
Due after five years through ten years, amortized cost	9,558
Due after five years through ten years, fair value	9,715
Due after ten years, amortized cost	815
Due after ten years, fair value	747
Total, amortized cost	146,312	$ 107,528
Total, fair value	$ 148,090	$ 107,592